Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Critical Accounting Estimates And Judgements
Carrying value of intangibles not yet ready for use	£ 5,600	£ 5,600	£ 2,900
Unutilised tax losses	£ 82,200	£ 79,700	£ 75,500